Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Tax deferred asset	$ 11	$ 14
Unrecognized tax benefits	22	25	$ 18	$ 14
Deferred Tax Assets
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	15	22	$ 16
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	239	327
Internal Revenue Service (IRS) | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	28	$ 131
Operating loss carryforwards, limitations on use	$ 28